LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unpaid Principal Balance
Total	$ 13,799	$ 14,500	$ 19,980
Recorded Investment
Total	13,799	13,536	19,184
Allowance for Loan Losses Allocated	998	712	1,458
Average Recorded Investment
Total	14,183	14,691	13,625
Interest Income Recognized
Total	308	697	1,044
Cash Basis Interest Recognized
Total	308	697	1,044
Real estate construction
Unpaid Principal Balance
With an allowance recorded			3,035
Recorded Investment
With an allowance recorded			3,035
Allowance for Loan Losses Allocated			503
Average Recorded Investment
With no related allowance recorded			640
With an allowance recorded		607	2,020
Interest Income Recognized
With an allowance recorded			111
Cash Basis Interest Recognized
With an allowance recorded			111
1-4 family residential
Unpaid Principal Balance
With no related allowance recorded	1,618	824	2,272
With an allowance recorded	480	2,080	1,367
Recorded Investment
With no related allowance recorded	1,618	793	2,243
With an allowance recorded	480	2,080	1,367
Allowance for Loan Losses Allocated	56	228	109
Average Recorded Investment
With no related allowance recorded	1,147	1,217	1,322
With an allowance recorded	990	1,349	976
Interest Income Recognized
With no related allowance recorded	25	28	75
With an allowance recorded	18	96	57
Cash Basis Interest Recognized
With no related allowance recorded	25	28	75
With an allowance recorded	18	96	57
Multi-family residential
Unpaid Principal Balance
With an allowance recorded	264	274	311
Recorded Investment
With an allowance recorded	264	274	311
Allowance for Loan Losses Allocated	94	76	147
Average Recorded Investment
With no related allowance recorded			41
With an allowance recorded	284	443	225
Interest Income Recognized
With an allowance recorded	5	3	12
Cash Basis Interest Recognized
With an allowance recorded	5	3	12
Non-farm & non-residential
Unpaid Principal Balance
With no related allowance recorded		1,650	2,775
With an allowance recorded	2,958	1,913	2,175
Recorded Investment
With no related allowance recorded		803	2,008
With an allowance recorded	2,958	1,913	2,175
Allowance for Loan Losses Allocated	136	110	150
Average Recorded Investment
With no related allowance recorded	552	1,471	1,756
With an allowance recorded	3,173	1,938	1,189
Interest Income Recognized
With no related allowance recorded		81	158
With an allowance recorded	115	79	104
Cash Basis Interest Recognized
With no related allowance recorded		81	158
With an allowance recorded	115	79	104
Agricultural
Unpaid Principal Balance
With no related allowance recorded	442	2,912	2,657
With an allowance recorded	8,037	4,847	5,388
Recorded Investment
With no related allowance recorded	442	2,826	2,657
With an allowance recorded	8,037	4,847	5,388
Allowance for Loan Losses Allocated	712	298	549
Average Recorded Investment
With no related allowance recorded	2,696	2,802	1,432
With an allowance recorded	5,341	4,864	4,024
Interest Income Recognized
With no related allowance recorded	29	123	275
With an allowance recorded	116	287	252
Cash Basis Interest Recognized
With no related allowance recorded	29	123	275
With an allowance recorded	$ 116	$ 287	$ 252